Statement of Financial Position (Parenthetical) (EUR €)	Jun. 30, 2012	Dec. 31, 2011
Treasury Stock [Member]
Treasury Stock, Shares	381,528	381,528
Common Stock [Member]
Common Stock, Par Value Per Share	0.13	0.13
Common Stock, Shares, Issued	18,638,801	13,726,532
Common Stock, Shares, Outstanding	18,257,273	13,345,004